Annual Total Returns [BarChart] - PGIM QMA Commodity Strategies Fund - Class R6	Oct. 01, 2020 [1]
Bar Chart Table:
Annual Return 2017	1.20%
Annual Return 2018	(12.04%)
Annual Return 2019	8.77%

[1]	The Fund's total return from January 1, 2020 to June 30, 2020 was -18.66%.